Trade payables and accruals (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	€ 44,136	€ 14,505
Accrued expenses	25,016	26,986
TOTAL	69,152	41,491
Less non-current portion	0	0
CURRENT PORTION	€ 69,152	€ 41,491